UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Australia — 1.1%
Westfield Corp.[1]	190,610	$1,531

Belgium — 0.7%
KBC Groep NV2	19,681	968

Brazil — 0.5%
Banco do Brasil SA	45,500	241
BTG Pactual Group	36,400	207
JBS SA	56,800	177
Smiles S.A.	7,300	109

		734

China — 5.2%
Alibaba Group Holding Ltd. ADR[2]	5,400	429
Baidu Inc. ADR[2]	800	132
Bank of China Ltd., Class H	1,650,000	663
China Communications Construction Co. Ltd., Class H	313,000	339
China Construction Bank Corp., Class H	698,000	465
China Everbright Bank Co. Ltd., Class H	272,000	125
China Lumena New Materials Corp.[2,3,4]	196,000	—
China Mobile Ltd. ADR	2,300	133
China Petroleum & Chemical Corp., Class H	544,000	393
China Railway Construction Corp. Ltd., Class H	230,500	291
China Railway Group Ltd., Class H	236,000	177
China Southern Airlines Co. Ltd., Class H	180,000	102
Dongfeng Motor Group Co. Ltd., Class H	324,000	342
Evergrande Real Estate Group Ltd.	108,000	67
GOME Electrical Appliances Holding Ltd.	1,251,000	150
Guangzhou Automobile Group Co. Ltd., Class H	166,000	199
Guangzhou R&F Properties Co. Ltd., Class H	195,200	248
Industrial & Commercial Bank of China, Class H	308,000	172
JA Solar Holdings Co. Ltd. ADR[2]	13,200	90
JinkoSolar Holding Co. Ltd. ADR[2]	7,700	157
KWG Property Holding Ltd.	125,000	73
NetEase Inc. ADR	1,100	213
New Oriental Education & Technology Group ADR	10,900	457
PICC Property & Casualty Co. Ltd., Class H	84,000	132
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	123,700	274
Shenzhen Investment Ltd.	514,000	206
Shimao Property Holdings Ltd.	137,000	174
Skyworth Digital Holdings Ltd.	305,915	252

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
Tencent Holdings Ltd.	37,000	$849
Zhejiang Expressway Co. Ltd., Class H	188,000	178

		7,482

Czech Republic — 0.0%
CEZ AS	3,962	68

France — 11.3%
BNP Paribas SA	45,453	1,993
Engie SA	188,794	3,031
Legrand SA	35,757	1,831
Sanofi-Aventis SA	30,533	2,537
Schneider Electric SE	50,777	2,962
Total SA	80,791	3,875

		16,229

Germany — 4.4%
Bayer AG	15,194	1,526
Linde AG	18,141	2,528
SAP SE	30,167	2,265

		6,319

Hungary — 0.1%
Richter Gedeon Nyrt	7,000	139

India — 2.3%
Ashok Leyland Ltd.	123,318	180
Bank of Baroda	48,567	111
Cipla Ltd.	12,865	96
Dr Reddy’s Laboratories Ltd.	5,407	273
Hindalco Industries Ltd.	100,012	183
Hindustan Petroleum Corp. Ltd.	26,826	397
Housing Development & Infrastructure Ltd.[2]	195,557	301
ICICI Bank Ltd. ADR	68,400	491
Infosys Ltd. ADR	17,600	314
Lupin Ltd.	4,953	113
Reliance Infrastructure Ltd.	19,065	155
Sintex Industries Ltd.	120,993	146
Tata Motors Ltd. ADR	10,200	354
UPL Ltd.	18,606	152

		3,266

Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT	220,300	87
Indofood Sukses Makmur Tbk PT	286,100	158

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Indonesia — (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,414,100	$430

		675

Japan — 13.0%
East Japan Railway Co.	41,900	3,883
Hitachi Ltd.	749,000	3,138
Japan Airlines Co. Ltd.	67,900	2,185
KDDI Corp.	147,100	4,473
Komatsu Ltd.	78,700	1,367
Nikon Corp.	72,500	982
Sumitomo Mitsui Financial Group Inc.	90,000	2,599

		18,627

Malaysia — 0.2%
AirAsia BHD	441,000	286

Mexico — 0.9%
Alfa SAB de CV, Class A	77,900	134
Arca Continental SAB de CV	28,300	203
Gruma SAB de CV, Class B	19,200	276
Kimberly-Clark de Mexico SAB de CV, Class A	105,000	248
Wal-Mart de Mexico SAB de CV	184,300	444

		1,305

Netherlands — 6.4%
Akzo Nobel NV	65,496	4,069
ING Groep NV	83,327	862
PostNL NV2	240,801	982
RELX NV	186,882	3,233

		9,146

Philippines — 0.1%
Universal Robina Corp.	20,390	90

Poland — 0.4%
PGE Polska Grupa Energetyczna SA	64,654	195
Polski Koncern Naftowy Orlen SA	15,497	272
Powszechny Zaklad Ubezpieczen SA	11,645	85

		552

Qatar — 0.1%
Barwa Real Estate Co.	15,187	138

Russia — 1.2%
Gazprom PJSC ADR	96,533	417

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Russia — (continued)
Lukoil PJSC ADR	14,055	$588
PhosAgro OAO GDR	10,608	157
Sberbank of Russia ADR	16,399	144
Surgutneftegas OAO ADR	64,343	328
Tatneft PAO ADR	4,500	139

		1,773

South Africa — 1.1%
Barloworld Ltd.	21,078	105
FirstRand Ltd.	87,105	266
Liberty Holdings Ltd.	4,589	38
Mediclinic International PLC	14,500	208
MMI Holdings Ltd.	128,387	198
Redefine Properties Ltd.[1]	99,010	76
Sibanye Gold Ltd.	85,744	292
Steinhoff International Holdings Ltd.	53,173	305
Vodacom Group Ltd.	6,074	69

		1,557

South Korea — 4.4%
Amorepacific Corp.	1,055	398
BNK Financial Group Inc.	7,029	50
Dongbu Insurance Co. Ltd.	3,455	208
Hana Financial Group Inc.	12,304	250
Hanwha Corp.	2,325	72
Hyundai Marine & Fire Insurance Co. Ltd.	7,863	200
Hyundai Mobis	1,189	262
KB Financial Group Inc.	7,467	212
Kia Motors Corp.	10,005	377
Korea Electric Power Corp.	11,723	615
KT&G Corp.	3,799	450
LG Corp.	2,599	145
LG Display Co. Ltd.	6,262	145
LG Electronics Inc.	4,336	204
LG Household & Health Care Ltd.	311	304
NongShim Co. Ltd.	279	91
Posco Daewoo Corp.	2,971	65
Samsung Electronics Co. Ltd.	1,416	1,763
SK Hynix Inc.	4,600	131
SK Innovation Co. Ltd.	2,302	284
Woori Bank	4,352	36

		6,262

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Spain — 0.9%
CaixaBank SA	586,184	$1,292

Switzerland — 12.0%
Aryzta AG2	50,009	1,848
Cie Financiere Richemont SA	30,458	1,783
Clariant AG2	51,990	879
Novartis AG	50,730	4,187
Roche Holding AG	15,331	4,046
UBS Group AG	69,400	900
Zurich Insurance Group AG	14,411	3,565

		17,208

Taiwan — 2.7%
Arcadyan Technology Corp.	57,000	105
Chicony Electronics Co. Ltd.	52,215	118
Chunghwa Telecom Co. Ltd.	38,000	137
Compal Electronics Inc.	145,000	92
Coretronic Corp.	101,000	93
HON HAI Precision Industry Co. Ltd.	289,150	745
Innolux Corp.	505,000	171
Inventec Corp.	321,000	229
Lite-On Technology Corp.	114,470	158
Pegatron Corp.	196,000	416
Powertech Technology Inc.	89,000	199
President Chain Store Corp.	10,000	78
Ruentex Development Co. Ltd.	102,000	119
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,800	913
TTY Biopharm Co. Ltd.	21,000	75
Wistron Corp.	79,967	56
WPG Holdings Ltd.	198,000	231

		3,935

Thailand — 1.1%
Bangchak Petroleum PCL	153,900	141
Bangkok Dusit Medical Services PCL	533,500	364
Bangkok Expressway & Metro	18	—
Charoen Pokphand Foods	221,700	182
PTT PCL	62,000	556
Sansiri PCL	1,318,100	69
Thai Oil PCL	78,100	134
Thanachart Capital PCL	89,100	89

		1,535

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Turkey — 0.7%
Eregli Demir ve Celik Fabrikalari TAS	123,602	$175
TAV Havalimanlari Holding AS	9,830	42
Tekfen Holding AS	60,667	156
Tupras Turkiye Petrol Rafinerileri AS	25,957	576
Turk Traktor ve Ziraat Makineleri AS	3,350	98
Turkiye Vakiflar Bankasi TAO, Class D	11,650	18

		1,065

United Arab Emirates — 0.3%
DAMAC Properties Dubai Co. PJSC	267,168	167
Dubai Islamic Bank PJSC	94,916	132
First Gulf Bank PJSC	25,518	88

		387

United Kingdom — 22.0%
Aviva PLC	616,491	3,250
Balfour Beatty PLC[2]	389,497	1,120
Barclays PLC	1,419,641	2,640
British American Tobacco PLC	72,150	4,677
Carnival PLC	54,193	2,404
Cobham PLC	429,365	905
Diageo PLC	79,977	2,234
GlaxoSmithKline PLC	86,419	1,856
Lloyds Banking Group PLC	2,868,206	2,078
Marks & Spencer Group PLC	95,561	409
Pagegroup PLC	98,811	392
Prudential PLC	82,482	1,399
Royal Dutch Shell PLC, Class B	127,830	3,532
SSE PLC	121,502	2,529
Vodafone Group PLC	677,832	2,067

		31,492

Total Common Stock
(Cost $145,572) — 93.6%		134,061

PREFERRED STOCK
Germany — 2.8%
Volkswagen AG	33,524	4,060

Total Preferred Stock
(Cost $5,893) — 2.8%		4,060

PREFERENCE STOCK
Brazil — 0.9%
Bradespar SA	85,800	235
Braskem SA	32,300	191
Cia Energetica de Minas Gerais	21,600	49

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Brazil — (continued)
Cia Energetica de Sao Paulo	14,800	$54
Cia Paranaense de Energia	13,600	123
Itausa - Investimentos Itau SA	161,223	377
Petroleo Brasileiro SA, Class A ADR[2]	37,900	220
Vale SA, Class B ADR	7,800	31

		1,280

South Korea — 0.1%
LG Chemical Ltd.	449	75

Total Preference Stock
(Cost $1,405) — 1.0%		1,355

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.310% **	6,353,314	6,353

Total Short-Term Investment
(Cost $6,353) — 4.4%		6,353

Total Investments — 101.8%
(Cost $159,223) ‡		145,829

Liabilities in Excess of Other Assets — (1.8)%		(2,646)

Net Assets — 100.0%		$143,183

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Securities considered illiquid. The total market value of such securities as of June 30, 2016 was $— and represented 0.0% of net assets.
4	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At June 30, 2016, the tax basis cost of the Fund’s investments was $159,223 and the unrealized appreciation and depreciation were $5,516 and $(18,910), respectively.

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3††		Total
Common Stock
Australia	$—	$1,531	$—		$1,531
Belgium	—	968	—		968
Brazil	734	—	—		734
China	1,611	5,871	—	^	7,482
Czech Republic	—	68	—		68
France	—	16,229	—		16,229
Germany	—	6,319	—		6,319
Hungary	—	139	—		139
India	1,159	2,107	—		3,266
Indonesia	—	675	—		675
Japan	—	18,627	—		18,627
Malaysia	—	286	—		286
Mexico	1,305	—	—		1,305
Netherlands	—	9,146	—		9,146
Philippines	—	90	—		90
Poland	—	552	—		552
Qatar	—	138	—		138
Russia	—	1,773	—		1,773
South Africa	—	1,557	—		1,557
South Korea	—	6,262	—		6,262
Spain	—	1,292	—		1,292
Switzerland	—	17,208	—		17,208
Taiwan	913	3,022	—		3,935
Thailand	—	1,535	—		1,535
Turkey	98	967	—		1,065
United Arab Emirates	—	387	—		387
United Kingdom	—	31,492	—		31,492

Total Common Stock	5,820	128,241	—		134,061

Preferred Stock	—	4,060	—		4,060

Preference Stock
Brazil	1,280	—	—		1,280
South Korea	—	75	—		75

Total Preference Stock	1,280	75	—		1,355

Short-Term Investment	6,353	—	—		6,353

Total Investments in Securities	$13,453	$132,376	$—		$145,829

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.
††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Represents securities labeled as Level 3 in which the market value is $0 or has been rounded to $0.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30,

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

2016, securities with a value of $98, which represented 0.1% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at the prior fiscal year end. At June 30, 2016, there were no transfers from Level 1 to Level 2 investments and securities.

At June 30, 2016, there was one Level 3 security because trading in its shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016